File  Nos. 333-183087/811-07949




	              SECURITIES AND EXCHANGE COMMISSION
	                    Washington, D.C.  20549
	                          FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[X]
	Pre-Effective Amendment No.         				[ ]
	Post-Effective Amendment No. 3  				[X]

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   	[X]
	                      Amendment No.  18				[X]
	               (Check appropriate box or boxes.)

	              FIRST SYMETRA SEPARATE ACCOUNT S
		      ---------------------------------
	                 (Exact Name of Registrant)

	   First Symetra National Life Insurance Company of New York
	   ---------------------------------------------------------
	                     (Name of Depositor)


	    260 Madison Avenue, 8th Floor, New York, NY            10016
	---------------------------------------------------	----------
	(Address of Depositor's Principal Executive Offices)    (Zip Code)

	Depositor's Telephone Number, including Area Code (425) 256-8000
							  --------------

	            Name and Address of Agent for Service
		    --------------------------------------
	                  Jacqueline M. Veneziani
	             777 108th Avenue NE, Suite 1200
	                   Bellevue, WA 98004
	                     (425) 256-5026



               Approximate date of Proposed Public Offering:
          As Soon as Practicable after the effective date of this
			registration statement.


It is proposed that this filing will become effective:
    [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485
    [X] On May 1, 2013  pursuant to paragraph (b) of Rule 485
    [ ] 60 days after filing pursuant to paragraph (a) of Rule 485
    [ ] On________________________pursuant to paragraph (a) of Rule 485



If appropriate, check the following:

	[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


          Title of Securities Being Registered: Individual Deferred Flexible
			Premium Variable Annuity Contracts

                               EXPLANATORY NOTE

This Post-Effective Amendment No. 3 ("Amendment") to the Registration
Statement on Form N-4 for First Symetra Separate Account S is being filed for the purpose of extending the effective date of Post-Effective Amendment
No. 2 to May 1, 2013. This Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission on February 15, 2013 (ACCESSION NUMBER: 0001027495-13-000006).

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf, in the City of Bellevue and State of Washington, on this 15th day of April, 2013.

			FIRST SYMETRA SEPARATE ACCOUNT S
			--------------------------------
			Registrant

			By:	First Symetra National Life Insurance Company
				---------------------------------------------
				of New York
				-----------

			By:	 THOMAS M. MARRA*
				------------------------
				Thomas M. Marra, Director

		FIRST SYMETRA NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
		---------------------------------------------------------
			Depositor

			By:	 THOMAS M. MARRA*
				------------------------
				Thomas M. Marra, Director

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which was previously filed with this registration.

NAME							TITLE



Michael W. Fry *				Director and Executive
----------------				Vice President
Michael W. Fry

/s/ David S. Goldstein				Director, General Counsel,
----------------------				Senior Vice President and
David S. Goldstein 				Secretary

Daniel R. Guilbert *				Director and Executive
---------------------				Vice President
Daniel R. Guilbert

Thomas M. Marra *				Director and President
-----------------				(Principal Executive Officer)
Thomas M. Marra

/s/ Margaret A. Meister 			Director, Chief Financial
-----------------------				Officer and Executive Vice
Margaret A. Meister				President (Principal Financial
						Officer and Principal
						Accounting Officer)